RISK MANAGEMENT - Non-derivative financial assets and liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts	$ 9,307		$ 10,036		$ 37,052,042	$ 39,955,938
Assets using LIBOR as benchmark with specific expiry	7,436		7,003		29,602,273	27,880,796
Assets using LIBOR as benchmark with fallback clause	2,388		1,173		9,507,611	4,671,880
Liabilities using LIBOR as benchmark by amount of contracts	4,984		2,325		19,840,268	9,256,791
Liabilities Using Libor As Benchmark, With Specific Expiry	2,459		480		9,788,732	1,909,975
Liabilities Using Libor As Benchmark, With Fallback Clause	1,761	$ 7,008,903	247	$ 983,887
Time deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities using LIBOR as benchmark by amount of contracts	60		60		238,870	238,870
Borrowing from banks and other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities using LIBOR as benchmark by amount of contracts	4,922		2,260		19,593,436	8,998,015
Liabilities Using Libor As Benchmark, With Specific Expiry	2,459		478		9,788,732	1,901,374
Liabilities Using Libor As Benchmark, With Fallback Clause	1,761	$ 7,008,903	247	$ 983,887
Borrowing from development entities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities using LIBOR as benchmark by amount of contracts	2		5		7,962	19,906
Liabilities Using Libor As Benchmark, With Specific Expiry			2			8,601
Investment securities at amortised cost [member] | Debt securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts	80		96		319,053	382,249
Assets using LIBOR as benchmark with specific expiry	79		80		314,747	319,387
Commercial lending portfolio [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts	5,397		6,110		21,486,230	24,325,232
Assets using LIBOR as benchmark with specific expiry	3,553		3,172		14,146,949	12,627,600
Assets using LIBOR as benchmark with fallback clause	1,107		693		4,408,031	2,757,269
Loans to consumers [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts	752		863		2,995,026	3,436,992
Assets using LIBOR as benchmark with specific expiry	732		794		2,912,621	3,161,789
Assets using LIBOR as benchmark with fallback clause	306		195		1,220,083	776,025
Mortgage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts	2,730		2,810		10,867,996	11,186,539
Assets using LIBOR as benchmark with specific expiry	2,724		2,800		10,845,927	11,149,027
Assets using LIBOR as benchmark with fallback clause	746		244		2,971,691	970,668
Investment securities at fair value [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts	348		157		1,383,736	624,925
Assets using LIBOR as benchmark with specific expiry	347		156		1,382,029	622,993
Assets using LIBOR as benchmark with fallback clause	$ 228		$ 42		$ 907,806	$ 167,918